Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development Expenses [Line Items]
Research and Development Expense	$ 7,629	$ 6,664	$ 7,207
Research and Development Expense [Member]
Research and Development Expenses [Line Items]
Chemistry and formulation studies	1,902	3,923	2,081
Salaries and benefits	808	573	0
Stock-based compensation	111	0	4,285
Research and preclinical studies	637	865	711
Clinical studies	3,671	1,148	128
Regulatory and other expenses	500	155	2
Research and Development Expense	$ 7,629	$ 6,664	$ 7,207